CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Non-controlling interests
Net income attributable to shareholders	$ 1,462
Non-controlling interests	3,089
Beginning balance at Dec. 31, 2016	69,688	$ 43,235	$ 3,954		$ 4,390	$ 234	$ 11,490	$ 1,199	$ 6,750	$ (1,256)	$ (308)	$ 22,499
Changes in period:
Net income	4,551
Other comprehensive income	2,590
Other comprehensive income	849								237	280	332
Other comprehensive income	1,741
Comprehensive income	7,141
Comprehensive income, attributable to owners of parent	2,311								237	280	332
Comprehensive income, attributable to non-controlling interests	4,830
Shareholder distributions
Common equity	642						642					642
Preferred equity	145						145					145
Non-controlling interests	4,907	4,907
Other items
Issue of equity	7,328	7,193	238		38	(23)	(118)					(103)
Share-based compensation	25	4				52	(31)					21
Ownership changes	1,384	1,273					(152)	260	(106)	98	11	111
Total change in period	10,184	8,393	238		38	29	374	260	131	378	343	1,553
Ending balance (Previously stated) at Dec. 31, 2017	79,872	51,628	4,192		4,428	263	11,864	1,459	6,881	(878)	35	24,052
Ending balance (Changes in accounting policies3) at Dec. 31, 2017	(302)	(84)					(215)				(3)	(218)
Ending balance at Dec. 31, 2017	79,872	51,628	4,192	$ 4,347	4,428	263	11,864	1,459	6,881	(878)	35	24,052	$ 47,281
Statement of Changes in Equity [Roll Forward]
Adjusted Balance	79,570	51,544	4,192		4,428	263	11,649	1,459	6,881	(878)	32	23,834
Net income attributable to shareholders	3,584
Non-controlling interests	3,904
Changes in period:
Net income	7,488
Other comprehensive income	2,161
Other comprehensive income	406								1,060	(959)	305
Other comprehensive income	1,755
Comprehensive income	9,649
Comprehensive income, attributable to owners of parent	3,990								1,060	(959)	305
Comprehensive income, attributable to non-controlling interests	5,659
Shareholder distributions
Common equity	575						575					575
Preferred equity	151						151					151
Non-controlling interests	6,709	6,709
Other items
Issue of equity	6,280	6,663	(24)		29	(44)	(344)					(359)
Share-based compensation	26	7				52	(33)					19
Ownership changes	9,060	10,171					114	(814)	(385)	4	(30)	(1,111)
Total change in period	17,580	15,791	(24)		29	8	2,595	(814)	675	(955)	275	1,813
Ending balance at Dec. 31, 2018	$ 97,150	$ 67,335	$ 4,168	$ 5,226	$ 4,457	$ 271	$ 14,244	$ 645	$ 7,556	$ (1,833)	$ 307	$ 25,647	$ 62,109